Long-Term Borrowings - Cash flow reconciliation of liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Borrowings
Long-term borrowings - Beginning balance	$ 645,647,047	$ 693,282,686	$ 739,035,681
Cash flows - drawdowns	195,000,000	199,260,000	197,000,000
Cash flows - repayments	(236,857,084)	(246,117,877)	(243,355,165)
Loan financing fees	(1,300,000)	(1,259,319)	(1,350,000)
Other lease liabilities	(20,099)	47,100	(42,021)
Non-cash flows - amortisation of loan financing fees and modification gain	1,246,265	2,263,416	1,994,191
Non-cash flows - gain from modification of loans		(1,828,959)
Non-cash flows - loss on debt extinguishment	1,383,768
Long-term borrowings - Ending balance	$ 605,099,897	$ 645,647,047	$ 693,282,686